Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in other assets	$ 2,104	$ 6,618	$ (5,983)
Decrease in accounts receivable	22,320	(54,830)	34,669
Cumulative-effect adjustment					$ 41,697
ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in accounts receivable	5,700
Increase in equity	29,000
Cumulative-effect adjustment					29,400
Decreasing (increasing) voyage expenses	(1,800)
Decreasing (increasing) voyage expenses	(2,600)
Decreasing (increasing) depreciation and amortization	1,100
Decreasing (increasing) equity income	600
Increase (decrease) in other current assets	(5,700)
Investments in equity accounted joint ventures	1,200
ASU 2014-09 | Revenue sharing arrangements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenue	13,100
Decreasing (increasing) voyage expenses	(13,100)
ASU 2016-15
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Principal prepayment or repayment of long-term debt	37,300	$ 66,700	$ 42,300
Time charters | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenue	2,900
Increase in other assets	11,400
Decreasing deferred tax assets	900
Increase in equity	10,500
Cumulative-effect adjustment					$ 7,700
Voyage charters | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decreasing (increasing) voyage expenses	(14,500)
Increase (decrease) in other current assets	14,500
FPSO Segment | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenue	41,200
Decreasing (increasing) voyage expenses	(41,200)
VOC Equipment | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenue	8,300
Decreasing (increasing) voyage expenses	(8,300)
Scenario, Forecast | ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset				$ 19,400
Lease liability				$ 19,400
Pre-operational costs | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in other assets	$ 27,800